Liquidity risk (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Detailed Information About Liquidity Coverage Ratio Explanatory
This table shows our LCR and LRA at 31 December 2019 and 2018. The LCR at 31 December 2019 reflects the RFB DoLSub, and at 31 December 2018 reflects the previous DoLSub. The LRA data reflect the stress testing methodology in place at that time.

	LCR RFB DoLSub (1)		LRA RFB (2)
	2019	2018	2019	2018
	£bn	£bn	£bn	£bn
Eligible liquidity pool (liquidity value)	41.6	53.0	40.6	52.2
Net stress outflows	(29.3)	(32.4)	(31.7)	(32.1)

Surplus	12.3	20.6	8.9	20.1

Eligible liquidity pool as a percentage of anticipated net cash flows	142%	164%	128%	163%

(1)	For 2019, in accordance with our ring-fence structure, data is for the RFB DoLSub. For 2018, i.e. before the implementation of ring-fencing, data is for the previous DoLSub. The RFB LCR was 146%.
(2)	The LRA is calculated for the Santander UK plc group (the RFB Group) and is a three-month Santander UK specific requirement.

Summary of Detailed Information About For Liquidity Pool of Carrying value And Weighted Average Explanatory
This table shows the carrying value and liquidity value of our eligible liquidity pool assets at 31 December 2019 for the RFB DoLSub and 31 December 2018 for the previous DoLSub. It also shows the weighted average carrying value in the year.

						RFB DoLSub
					Weighted average carrying
	Carrying value		Liquidity value (1)		value in the year
	2019	2018	2019	2018	2019	2018
	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	19.3	22.4	19.3	22.4	19.1	24.4
Government bonds	17.9	26.1	17.7	25.7	20.8	16.8
Supranational bonds and multilateral development banks	2.9	1.1	2.9	1.1	2.9	1.1
Covered bonds	1.5	2.7	1.4	2.5	2.4	2.6
Asset-backed securities	0.4	1.7	0.3	1.3	1.4	1.4
Equities	0	0.1	0	—	0	2.1

	42.0	54.1	41.6	53.0	46.6	48.4

(1)	Liquidity value is the carrying value with the applicable LCR haircut applied.

Summary of Detailed Information About Weighted Average Carrying Value In The Year The Composition Of The Pool Is Consistent With The Currency Profile Of Our Net Liquidity Outflows Explanatory
This table shows the carrying value of our eligible liquidity pool by major currencies at 31 December 2019 for the RFB DoLSub and 31 December 2018 for the previous DoLSub. The composition of the pool is consistent with the currency profile of our net liquidity outflows.

					RFB DoLSub
	US Dollar	Euro	Sterling	Other	Total
	£bn	£bn	£bn	£bn	£bn
2019	3.6	1.2	36.1	1.1	42.0
2018	5.3	3.9	42.2	2.7	54.1

Summary of Detailed Information About Allocation Of The Carrying Value Of The Assets In Our Eligible Liquidity Pool For LRa And LCR Explanatory
This table shows the allocation of the carrying value of the assets in our eligible liquidity pool for LRA and LCR purposes at 31 December 2019 for the RFB DoLSub and 31 December 2018 for the previous DoLSub.

						RFB DoLSub
	2019					2018
	LCR eligible liquidity pool					LCR eligible liquidity pool
	Level 1	Level 2A	Level 2B	Total	Of which LRA eligible	Level 1	Level 2A	Level 2B	Total	Of which LRA eligible
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	19.3	0	0	19.3	19.3	22.4	—	—	22.4	21.8
Government bonds:
– AAA to AA-	16.7	0	0	16.7	16.7	23.6	—	—	23.6	23.3
– A+ to A	0	1.2	0	1.2	1.2	—	2.5	—	2.5	2.5
Supranational bonds and multilateral development banks:
– AAA to AA-	2.9	0	0	2.9	2.5	1.1	—	—	1.1	1.1
Covered bonds:
– AAA to AA-	1.4	0.1	0	1.5	1.5	1.6	1.1	—	2.7	2.7
Asset-backed securities:
– AAA to AA-	0	0	0.4	0.4	0.4	—	—	1.7	1.7	1.7
Equities	0	0	0	0		—	—	0.1	0.1	0.1

	40.3	1.3	0.4	42.0	41.6	48.7	3.6	1.8	54.1	53.2

2019 compared to 2018

Summary of Reconciliation of Wholesale Funding to Balance Sheet
This table reconciles our wholesale funding to our balance sheet at 31 December 2019 and 2018.

		Balance sheet line item
						Financial
					Repurchase	liabilities	Debt
	Funding	Deposits		Deposits	agreements –	designated	securities	Subordinated	Other equity
	analysis	by banks		by customers (1)	non trading	at fair value	in issue	liabilities	instruments (2)
2019	£bn	£bn		£bn	£bn	£bn	£bn	£bn	£bn
Deposits	0.3	0.3		0	0	0	0	0	0
Certificates of deposit and commercial paper	5.8	0		0	0	0	5.8	0	0
Senior unsecured – public benchmark	18.8	0		8.6	0	0	10.2	0	0
– privately placed	2.7	0		0.1	0	1.0	1.6	0	0
Covered bonds	18.2	0		0	0	0	18.2	0	0
Securitisation and structured issuance	5.6	0		0	1.4	0.5	3.7	0	0
Term Funding Scheme	10.8	10.8		0	0	0	0	0	0
Subordinated liabilities and equity	5.2	0		0	0	0	0	3.0	2.2

Total wholesale funding	67.4	11.1		8.7	1.4	1.5	39.5	3.0	2.2

Repos	16.9	0		0	16.9	0	0	0	0
Foreign exchange and hedge accounting	2.5	0		0.4	0	0	1.6	0.5	0
Other	3.5	3.3	(3)	0	0	0.2	0	0	0

Balance sheet total	90.3	14.4		9.1	18.3	1.7	41.1	3.5	2.2

2018
Deposits by banks	1.0	1.0		—	—	—	—	—	—
Certificates of deposit and commercial paper	6.4	—		—	—	—	6.4	—	—
Senior unsecured – public benchmark	21.2	—		8.6	—	—	12.6	—	—
– privately placed	4.0	—		0.1	—	1.0	2.9	—	—
Covered bonds	16.6	—		—	—	—	16.6	—	—
Securitisation and structured issuance	7.8	—		0.5	2.2	—	5.1	—	—
Term Funding Scheme	10.8	10.8		—	—	—	—	—	—
Subordinated liabilities and equity	5.0	—		—	—	—	—	3.0	2.0

Total wholesale funding	72.8	11.8		9.2	2.2	1.0	43.6	3.0	2.0

Repos	10.8	—		—	8.7	2.1	—	—	—
Foreign exchange and hedge accounting	4.2	—		0.5	—	—	3.1	0.6	—
Other	8.6	5.4	(3)	—	—	3.2	—	—	—

Balance sheet total	96.4	17.2		9.7	10.9	6.3	46.7	3.6	2.0

(1)	This is included in our balance sheet total of £181,883 m (2018: £178,090 m).
(2)
Consists of £nil (2018: £14m) fixed/floating rate
non-cumulative
callable preference shares, £235m (2018: £235m)
Step-up
Callable Perpetual Reserve Capital Instruments and £1,956 m (2018: £1,756 m) Perpetual Capital Securities. See Notes 30 and 31 to the Consolidated Financial Statements.

(3)	Other consists of items in the course of transmission and other deposits, excluding the TFS. See Note 23 to the Consolidated Financial Statements.

Summary of Sources of Wholesale Funding by Maturity
This table shows our main sources of wholesale funding. It does not include securities finance agreements. The table is based on exchange rates at issue and scheduled repayments and call dates. It does not reflect the final contractual maturity of the funding.

	≤ 1	>1 and ≤ 3	>3 and ≤	>6 and ≤ 9	>9 and ≤ 12	Sub-total	>1 and	>2 and
	month	months	6 months	months	months	≤ 1 year	≤ 2 years	≤ 5 years	>5 years	Total
2019	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc (1)
Senior unsecured – public benchmark	0	0	0	0	0.8	0.8	1.8	4.2	1.7	8.5
– privately placed	0	0	0	0	0	0	0	0	0.1	0.1
Subordinated liabilities and equity (incl. AT1)	0	0	0	0	0	0	0	1.0	2.0	3.0

	0	0	0	0	0.8	0.8	1.8	5.2	3.8	11.6

Other Santander UK plc
Deposits by banks	0.1	0	0	0.2	0	0.3	0	0	0	0.3
Certificates of deposit and commercial paper	0.6	3.1	2.0	0.1	0	5.8	0	0	0	5.8
Senior unsecured – public benchmark	0.8	1.4	0	0.6	1.9	4.7	2.9	1.9	0.8	10.3
– privately placed	0	0.9	0	0.9	0	1.8	0.4	0.1	0.3	2.6
Covered bonds	0	0	1.8	0	1.0	2.8	5.6	6.2	3.6	18.2
Securitisation and structured issuance (2)	0.2	0	0.8	0.2	0.2	1.4	1.3	1.3	0	4.0
Term Funding Scheme	0	0	0	0	4.5	4.5	4.0	2.3	0	10.8
Subordinated liabilities	0	0	0	0	0	0	0	0.9	1.3	2.2

	1.7	5.4	4.6	2.0	7.6	21.3	14.2	12.7	6.0	54.2

Other group entities
Securitisation & structured issuance (3)	0	0.1	0.1	0.1	0.1	0.4	0.6	0.6	0	1.6

Total at 31 December 2019	1.7	5.5	4.7	2.1	8.5	22.5	16.6	18.5	9.8	67.4

Of which:
– Secured	0.2	0.1	2.7	0.3	5.8	9.1	11.5	10.4	3.6	34.6
– Unsecured	1.5	5.4	2.0	1.8	2.7	13.4	5.1	8.1	6.2	32.8

	1.7	5.5	4.7	2.1	8.5	22.5	16.6	18.5	9.8	67.4

2018
Total at 31 December 2018	3.1	6.8	3.0	2.7	0.9	16.5	15.9	30.1	10.3	72.8

Of which:
– Secured	0.8	0.7	0.7	1.7	0.5	4.4	8.5	18.3	4.0	35.2
– Unsecured	2.3	6.1	2.3	1.0	0.4	12.1	7.4	11.8	6.3	37.6

(1)
94% of Senior Unsecured debt issued from Santander UK Group Holdings plc has been downstreamed to Santander UK plc as ‘secondary non-preferential
debt’ in line with the guidelines from the Bank of England for Internal MREL.

(2)	Includes funding from mortgage-backed securitisation vehicles where Santander UK plc is the asset originator.
(3)	Includes funding from asset-backed securitisation vehicles where entities other than Santander UK plc are the asset originator.

Summary of Wholesale Funding by Currency
This table shows our wholesale funding by major currency at 31 December 2019 and 2018.

	2019				2018
	Sterling	US Dollar	Euro	Other	Sterling	US Dollar	Euro	Other
	%	%	%	%	%	%	%	%
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	11	65	22	2	11	65	22	2
– privately placed	0	0	0	100	—	—	—	100
Subordinated liabilities and equity (incl. AT1)	67	33	0	0	64	36	—	—

	25	56	16	3	23	57	17	3

Other Santander UK plc
Deposits by banks	3	97	0	0	3	97	—	—
Certificates of deposit and commercial paper	45	54	1	0	48	52	—	—
Senior unsecured – public benchmark	14	54	32	0	11	56	33	—
– privately placed	21	15	59	5	13	12	72	3
Covered bonds	54	0	45	1	50	—	49	1
Securitisation & structured issuance	72	28	0	0	61	35	4	—
Term Funding Scheme	100	0	0	0	100	—	—	—
Subordinated liabilities	49	51	0	0	49	51	—	—

	54	22	24	0	48	25	26	1

Other group entities
Securitisation & structured issuance	95	5	0	0	89	11	—	—

Total	50	27	22	1	46	30	24	—

Summary of External Term Issuance (Sterling Equivalent)
In 2019, our external term issuance (sterling equivalent) was:

	Sterling	US Dollar	Euro	Other	Total 2019	Total 2018
	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	0	0	0	0	0	2.7
Subordinated debt and equity (inc. AT1)	0.5	0	0	0	0.5	0

	0.5	0	0	0	0.5	2.7

Other Santander UK plc
Securitisations and other secured funding	0	0	0	0	0	2.9
Covered bonds	2.0	0	0.9	0	2.9	4.3
Senior unsecured – public benchmark	0.1	0.8	0	0	0.9	2.9
– privately placed	0	0	0	0	0	1.6
Term Funding Scheme	0	0	0	0	0	2.3

	2.1	0.8	0.9	0	3.8	14.0

Other group entities
Securitisations	0.2	0	0	0	0.2	0.4

Total gross issuances	2.8	0.8	0.9	0	4.5	17.1

Summary of Balance Sheet Encumbered And Unencumbered Assets Explanatory
On-balance
sheet encumbered and unencumbered assets

	Encumbered with counterparties other than						Unencumbered assets not pre-positioned
	central banks						with central banks
	Covered bonds	Securitis- ations	Other	Total	Assets positioned at central banks (3)	Readily available	Other available assets	Cannot be encumbered	Total	Total assets
2019	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Cash and balances at central banks (1)(2)	0	0	1,080	1,080	707	19,393	0	0	20,100	21,180
Financial assets at FVTPL:
– Derivative financial instruments	0	0	0	0	0	0	0	3,316	3,316	3,316
– Other financial assets at FVTPL	0	0	0	0	0	0	0	386	386	386
Financial assets at amortised cost:
– Loans and advances to customers	23,310	12,915	332	36,557	55,273	76,567	22,875	16,015	170,730	207,287
– Loans and advances to banks	0	0	403	403	0	0	0	1,452	1,452	1,855
– Repurchase agreements – non trading	0	0	0	0	0	0	0	23,636	23,636	23,636
– Other financial assets at amortised cost	0	0	3,026	3,026	0	4,030	0	0	4,030	7,056
Financial assets at FVOCI	0	0	6,009	6,009	0	3,738	0	0	3,738	9,747
Interests in other entities	0	0	0	0	0	0	0	117	117	117
Intangible assets	0	0	0	0	0	0	0	1,766	1,766	1,766
Property, plant and equipment	0	0	0	0	0	0	1,967	0	1,967	1,967
Current tax assets	0	0	0	0	0	0	0	200	200	200
Retirement benefit assets	0	0	0	0	0	0	0	669	669	669
Other assets	0	0	0	0	0	0	0	2,520	2,520	2,520

Total assets	23,310	12,915	10,850	47,075	55,980	103,728	24,842	50,077	234,627	281,702

2018
Cash and balances at central banks (1)(2)	—	—	1,080	1,080	636	18,031	—	—	18,667	19,747
Financial assets at FVTPL:
– Derivative financial instruments	—	—	—	—	—	—	—	5,259	5,259	5,259
– Other financial assets at FVTPL	—	—	—	—	—	—	—	5,617	5,617	5,617
Financial assets at amortised cost:
– Loans and advances to customers	21,240	14,454	256	35,950	52,497	71,941	20,943	19,958	165,339	201,289
– Loans and advances to banks	—	—	218	218	—	—	—	2,581	2,581	2,799
– Repurchase agreements – non trading	—	—	—	—	—	—	—	21,127	21,127	21,127
– Other financial assets at amortised cost	—	—	3,763	3,763	—	3,466	—	—	3,466	7,229
Financial assets at FVOCI	—	—	5,825	5,825	—	7,477	—	—	7,477	13,302
Interests in other entities	—	—	—	—	—	—	—	88	88	88
Intangible assets	—	—	—	—	—	—	—	1,808	1,808	1,808
Property, plant and equipment	—	—	—	—	—	—	1,832	—	1,832	1,832
Current tax assets	—	—	—	—	—	—	—	153	153	153
Retirement benefit assets	—	—	—	—	—	—	—	842	842	842
Other assets	—	—	—	—	—	—	—	2,280	2,280	2,280

Total assets	21,240	14,454	11,142	46,836	53,133	100,915	22,775	59,713	236,536	283,372

(1)	Encumbered cash and balances at central banks include minimum cash balances we have to hold at central banks for regulatory purposes.
(2)	Readily realisable cash and balances at central banks are amounts held at central banks as part of our liquidity management activities.
(3)	Comprises pre-positioned assets and encumbered assets.